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                                                           OMB APPROVAL
                        UNITED STATES                ------------------------
              SECURITIES AND EXCHANGE COMMISSION     OMB NUMBER:    3235-0456
                   Washington, D.C.  20549           Expires:  April 30, 1998
                                                     Estimated average burden
                                                     hours per response.....0
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                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2


 Read instructions at end of Form before preparing Form.  Please print or type.

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 1.  Name and address of issuer:

     CG VARIABLE ANNUITY ACCOUNT I, 900 Cottage Grove Road, Bloomfield, CT 06002

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 2.  Name of each series or class of funds for which this notice is filed:

     CG VARIABLE ANNUITY ACCOUNT I Group Variable Annuities For Qualified Retirement Plans

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 3.  Investment Company Act File Number:

     811-1664
     Securities Act File Number:

     2-33024
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 4.  Last day of fiscal year for which this notice is filed:

     12/31

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 5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

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 6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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 7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     0            $ 9,758,031

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 8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


     0            $ 0

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 9.  Number and aggregate sale price of securities sold during the fiscal year:

     0            $ 640

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SEC 2393 (9/95)
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     0            $ 640

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     0            $ 0

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12.  Calculation of registration fee:

       (i)  Aggregate sale price of securities sold during the     $        640
            fiscal year in reliance on rule 24f-2 (from item 10):  ------------

      (ii)  Aggregate price of shares issued in connection         +          0
            with dividend reinvestment plans (from Item 11, if     ------------
            applicable):

     (iii)  Aggregate price of shares redeemed or repur-           -  4,496,628
            chased during the fiscal year (if applicable):         ------------

      (iv)  Aggregate price of shares redeemed or repur-           +          0
            chased and previously applied as a reduction to        ------------
            filing fees pursuant to rule 24e-2 (if applicable):

       (v)  Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2 [line   (4,495,988)
            (i), plus line (ii), less line (iii), plus line (iv)] ------------ (if applicable):

      (vi)  Multiplier prescribed by Section 6(b) of the Secu-     x     1/2900
            rities Act of 1933 or other applicable law or regu-    ------------
            lation (see Instruction C.6):

     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:           0
                                                                   ------------

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                  SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                  Connecticut General Life Insurance Company,
                                   on behalf of its Separate Account
                                  CG VARIABLE ANNUITY ACCOUNT I

  By (Signature and Title)*       By: /s/ Jeffrey S. Winer
                                     --------------------------
                                     Jeffrey S. Winer
                                   Its: Vice President
                                  ---------------------------

  Date   February 27, 1996.
      --------------------------

*Please print the name and title of the signing officer below the signature.
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

  Harold W. Albert
  Chief Counsel
  Investment Law Department

                                                    [LOGO OF CIGNA
                                                     APPEARS HERE]

  February 26, 1996                                  S-215
                                                     900 Cottage Grove Road
                                                     Hartford, CT 06152-2215
                                                     Telephone 860.726.7793
                                                     Facsimile 860.726.4325


  VIA EDGAR
  ---------

  Securities and Exchange Commission
  Judiciary Plaza
  450 Fifth Street, N.W.
  Washington, DC  20549

  Re:  Rule 24f-2 Notice for
       CG Variable Annuity Account I
       Group Qualified Plans
       File No. 2-33024
       ------------------------------------

  Gentlemen:

  I am Chief Counsel, Investment Law, of CIGNA Companies ("CIGNA"), and am rendering this opinion to you on behalf of CG Variable Annuity Account I, Group Qualified Plans (the "Account"). In connection therewith, I have examined the Rule 24f-2 Notice for the Account in the form filed with the Securities and Exchange Commission (the "Notice"). By the Notice, the Account will make definite in number the registration of variable annuity contracts in the amount of $640.00 (the "Securities"). For purposes of this opinion, I have made or caused to be made such investigations of fact and law, and have examined or caused to be examined and relied without further inquiry upon originals or copies furnished to me or others on my behalf of such official and corporate certificates, instruments, and other documents and oral statements of corporate employees whom I believe to be responsible, as I have deemed relevant as a basis for the opinion hereinafter expressed. In rendering this opinion, I have assumed the authenticity of all original documents, the accuracy of all copies, the genuineness of all signatures, and the power and authority of all persons other than employees of CIGNA and its affiliates to act in the respective capacities in which they purport to act.

  Based upon and subject to the foregoing, and assuming that the Securities were sold, issued and paid for in accordance with the terms of the Account's Prospectus and Statement of Additional Information, as contained in the Account's Registration Statement in effect at the time of sale, I am of the opinion that the Securities were legally issued and are fully paid and nonassessable by the Account.

  I am a member of the bar of the State of Connecticut and do not express any opinion as to any matter governed by laws other than the laws of the State of Connecticut and the federal laws of the United States of America. You may rely hereon in connection with the Notice, but this opinion may not be relied upon in any other connection or by anyone else without my prior written consent.

  Very truly yours,

  /s/ Harold W. Albert

  Harold W. Albert